Risk/Return Detail Data - FidelitySeriesTotalMarketIndexFund-PRO	Nov. 10, 2025
Fidelity500IndexFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® 500 Index FundApril 29, 2025Prospectus
Strategy Narrative [Text Block]	The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
FidelitySeriesTotalMarketIndexFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Series Total Market Index FundApril 29, 2025Prospectus
Strategy Narrative [Text Block]	The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Document Type	497
Registrant Name	Fidelity Concord Street Trust